Other Post-Retirement Employee Benefit Plans (Funded Status Of The Domestic Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets	$ 2,848.5	$ 2,760.9
Other Post-Retirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	194.8	256.4
Service cost	1.1	1.5
Interest cost	10.3	9.1
Amendments, curtailments and other	(1.0)	(32.5)
Actuarial loss (gain)	33.2	(26.1)
Retiree contributions	3.7	6.0
Benefits paid	(20.7)	(19.6)
Benefit obligation at end of year	221.4	194.8
Change in plan assets:
Fair value of plan assets	0.0	0.0
Funded status	$ (221.4)	$ (194.8)